Intangible assets, net (Tables) - Intangible assets	6 Months Ended
Mar. 31, 2022
Indefinite-lived Intangible Assets [Line Items]
Schedule of Intangible assets, net

	March 31,	September 30,
	2022	2021
	(unaudited)
Software	$16,164	$15,867
Purchased patents	1,124,438	1,103,768
Subtotal	1,140,602	1,119,635
Less: accumulated amortization	(1,127,116)	(1,051,208)
Intangible assets, net	$13,486	$68,427

Schedule of estimated future amortization expense

Amortization
expense
Remainder of fiscal 2022	$9,708
Fiscal 2023	515
Fiscal 2024	515
Fiscal 2025	515
Fiscal 2026	515
Thereafter	1,718
Total	$13,486